Derivative Liability	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Derivative Liability

Note 11 – Derivative Liability

Certain of the convertible notes payable discussed in Note 8 have a conversion price that can be adjusted based on the Company’s stock price which results in the conversion feature being recorded as a derivative liability.

The fair value of the derivative liability is recorded and shown separately under current liabilities. Changes in the fair value of the derivative liability is recorded in the statement of operations under other income (expense).

The Company uses a weighted average Black-Scholes option pricing model with the following assumptions to measure the fair value of derivative liability at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

Stock price	$0.017	$3.080
Risk free rate	0.10%	1.75%
Volatility	275%	650%
Conversion/ Exercise price	$.008-.0085	$0.800
Dividend rate	0%	0%

The following table represents the Company’s derivative liability activity for the years ended December 31, 2019 and 2020:

Derivative liability balance, December 31, 2018	$3,833,506
Issuance of derivative liability during the period	5,721,939
Fair value of beneficial conversion feature of debt converted	(2,264,578)
Change in derivative liability during the period	(7,290,867)
Derivative liability balance, December 31, 2019	—
Issuance of derivative liability during the period	5,767,230
Fair value of beneficial conversion feature of debt converted	(2,038,392)
Change in derivative liability during the period	1,533,610
Derivative liability balance, December 31, 2020	$5,262,448